Net Income Per Common Share - Additional Information (Detail) $ in Millions, $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2024 CAD ($) shares	Mar. 31, 2024 CAD ($) shares		Mar. 31, 2024 USD ($) shares	Mar. 31, 2023 yr
Earnings per share [line items]
Increase decrease to profit loss to reflect dilutive effect resulting from gain loss on change in fair value of warrants	$ 0.0	$ 12.1	[1]	$ 9.2
Dilutive effect of restricted share units and performance share units	399,812	376,268		376,268
Weighted average shares issued	104,304,638	103,793,360		103,793,360
Weighted average shares outstanding	104,304,638	103,793,360		103,793,360
Weighted average shares basic net	108.5	108.4		108.4
Weighted average shares diluted net	108.5	133		133
Replacement Long Term Incentive Plan Awards [Member]
Earnings per share [line items]
Weighted average shares basic net	2,739,114	2,925,499		2,925,499
Weighted average shares diluted net	2,739,114	2,925,499		2,925,499
Deferred Share Units [Member]
Earnings per share [line items]
Weighted average shares basic net	402,486	272,166		272,166
Weighted average shares diluted net	402,486	272,166		272,166
Earnouts Rights [Member]
Earnings per share [line items]
Weighted average shares basic net	1,007,245	1,404,357		1,404,357
Weighted average shares diluted net	1,007,245	1,404,357		1,404,357
Restricted share units [member]
Earnings per share [line items]
Number of other equity instruments granted | yr					457,935
Performance Share Units [Member]
Earnings per share [line items]
Number of other equity instruments granted | yr					404,211
Merger [Member]
Earnings per share [line items]
Warrants converted	24,178,999

[1]	As at March 31, 2024, 24,179,0